Other Intangible Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 665,960	¥ 691,651
Amortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	2,698,237	2,536,235
Intangible assets, Accumulated amortization	2,045,791	1,849,742
Intangible assets, Net carrying amount	652,446	686,493
Amortizable intangible assets | Software for telecommunications network
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,042,875	967,249
Intangible assets, Accumulated amortization	758,399	682,388
Intangible assets, Net carrying amount	284,476	284,861
Amortizable intangible assets | Internal-use software
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	1,340,963	1,269,794
Intangible assets, Accumulated amortization	1,073,233	983,028
Intangible assets, Net carrying amount	267,730	286,766
Amortizable intangible assets | Software acquired to be used in the manufacture of handsets
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	240,366	227,990
Intangible assets, Accumulated amortization	175,441	151,880
Intangible assets, Net carrying amount	64,925	76,110
Amortizable intangible assets | Rights to use telecommunications facilities of wireline operators
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	17,259	16,986
Intangible assets, Accumulated amortization	6,545	5,895
Intangible assets, Net carrying amount	10,714	11,091
Amortizable intangible assets | Other
Intangible Assets by Major Class [Line Items]
Intangible assets, Gross carrying amount	56,774	54,216
Intangible assets, Accumulated amortization	32,173	26,551
Intangible assets, Net carrying amount	24,601	27,665
Unamortizable intangible assets
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	13,514	5,158
Unamortizable intangible assets | Trademarks and trade names
Intangible Assets by Major Class [Line Items]
Intangible assets, Net carrying amount	¥ 13,514	¥ 5,158